The following table summarizes the changes in the number of deferred stock shares under the 2011 Plan over the period December 31, 2020 to September 30, 2021: (Details) - Performance Shares [Member] - $ / shares
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding - Beginning	272,695	321,227	270,066
Weighted Average Grant Date Fair Value, Outstanding - Beginning	$ 3.91	$ 3.37	$ 4.48
Shares, Granted		95,631	161,107
Weighted Average Grant Date Fair Value, Granted		$ 5.33	$ 2.76
Shares, Vested	(194,586)	(57,952)	(4,575)
Weighted Average Grant Date Fair Value, Vested	$ 4.05	$ 2.81	$ 4.56
Shares, Forfeited	(78,109)	(86,211)	(105,371)
Weighted Average Grant Date Fair Value, Forfeited	$ 3.56	$ 4.22	$ 3.90
Shares, Outstanding - Ending		272,695	321,227
Weighted Average Grant Date Fair Value, Outstanding - Ending		$ 3.91	$ 3.37